Employee Benefits (Summary of Disaggregation of Projections Benefit Obligation) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Principal Pension Plans [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	$ 8,921	$ 8,470
Principal Pension Plans [Member] | Active Members [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	5,956	5,722
Principal Pension Plans [Member] | Deferred Members [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	633	543
Principal Pension Plans [Member] | Retired Members [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	2,332	2,205
Principal post-retirement benefit plan [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	405	397
Principal post-retirement benefit plan [Member] | Active Members [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	170	163
Principal post-retirement benefit plan [Member] | Deferred Members [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	0	0
Principal post-retirement benefit plan [Member] | Retired Members [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	235	234
Other pension plans [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	2,459	2,500
Other pension plans [Member] | Active Members [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	472	488
Other pension plans [Member] | Deferred Members [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	456	373
Other pension plans [Member] | Retired Members [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	$ 1,531	$ 1,639